FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INVESTMENTS
Summary of financial investments

	2023	2022

Financial assets measured at fair value through profit or loss	1,592,056	28,929
- Investment funds (*)	1,592,056	28,929
Financial assets carried at amortized cost	130,688	—
- Eurobonds (**)	130,688	—

	1,722,744	28,929
(*)

Financial assets measured at fair value through profit or loss consists of foreign currency based mutual funds which include reverse repo, government and private sector debt instruments (2022: Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments).

(**)

Financial assets carried at amortized cost consists of eurobonds and the weighted average interest rate of debt instruments denominated in USD at 31 December 2023 are 6.24%. (2022: None). There is a restriction on the financial asset until 5 December 2024 due to the letter of credit given by the financial institution.

Summary of movements of financial assets

	2023	2022
Beginning of the period - 1 January	28,929	2,772,863
Purchase of financial investments	4,942,647	2,589,242
Change in fair value recognized in the statement of comprehensive income/(loss) (Note 20)	237,515	(74,982)
Foreign exchange gains	138,058	712,566
Sales of financial investments	(3,427,578)	(4,939,322)
Monetary loss	(327,515)	(1,031,438)
31 December	1,592,056	28,929

	2023	2022
Beginning of the period - 1 January	—	361,658
Purchase of financial investments	129,504	—
Foreign exchange gains	—	26,960
Interest accrual	1,184	405
Sales of financial investments	—	(325,403)
Monetary loss	—	(63,620)
31 December	130,688	—